Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2025
SmartRecruiters
Business Combinations
Schedule of ongoing technological change by providing users with advanced guidance and automation capabilities.

€ millions
Cash paid	711
Share-based payment awards	39
Other incurred liabilities	3
Total consideration transferred	753

Schedule of recognized assets and Liabilities

€ millions
Intangible assets	206
Cash and cash equivalents	50
Other identifiable assets	51
Total identifiable assets	307
Other identifiable liabilities	77
Total identifiable liabilities	77
Total identifiable net assets	230
Goodwill	523
Total consideration transferred	753

Schedule of impact on SAP's financials from acquisitions

	2025	Contribution of
€ millions	as Reported	SmartRecruiters
 Revenue	36,800	26
 Profit after tax	7,326	-21

WalkMe
Business Combinations
Schedule of ongoing technological change by providing users with advanced guidance and automation capabilities.

€ millions
Cash paid	1,257
Replacement share-based payment awards	41
Call option exercise liability	31
Total consideration transferred	1,329

Schedule of recognized assets and Liabilities

€ millions
Intangible assets	502
Cash and cash equivalents	202
Other identifiable assets	276
Total identifiable assets	980
Other identifiable liabilities	416
Total identifiable liabilities	416
Total identifiable net assets	564
Goodwill	765
Total consideration transferred	1,329

Schedule of impact on SAP's financials from acquisitions

	2024
€ millions	as Reported	Contribution of WalkMe
 Revenue	34,176	61
 Profit after tax	3,150	-47

LeanIX
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	476
Other identifiable assets	106
Total identifiable assets	582
Other identifiable liabilities	210
Total identifiable liabilities	210
Total identifiable net assets	372
Goodwill	859
Total consideration transferred	1,231

Schedule of impact on SAP's financials from acquisitions

	2023	Contribution of
€ millions	as Reported	LeanIX
 Revenue	31,207	10
 Profit after tax	5,964	-8

Qualtrics International Inc
Business Combinations
Additional financial information relating to Qualtrics revenues and expenses are presented after consolidation of transactions

€ millions, unless otherwise stated	2023	2022
Consolidated Income Statements
Cloud revenue	621	1,129
Total revenue	745	1,351
Cost of cloud	-88	-265
Total cost of revenue	-196	-499
Total operating expenses (including total cost of revenue)	-1,155	-2,771
Disposal gain before tax	3,562	0
Operating profit	3,152	-1,420
Profit (loss) before tax	3,162	-1,423
Income tax expense[1]	-799	64
Profit (loss) after tax	2,363	-1,359
Attributable to owners of parent	2,505	-993

Earnings per share, basic (IFRS, in €)[2]	2.15	-0.85
Earnings per share, diluted (IFRS, in €)[2]	2.12	-0.85

Consolidated Statements of Cash Flow
Net operating cash flow	113	-33
Net investing cash flow	5,523	-23
Net financing cash flow	20	-268

[1] For 2023, €799 million relates to the gain on sale of discontinued operations.

[2] For 2023 and 2022, the weighted average number of shares was 1,167 million (diluted: 1,180 million) and 1,170 million (diluted: 1,175 million), respectively (treasury stock excluded).